SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 355	$ 355
Intellectual properties licenses (Note (a))	12,127	22,827
Computer software licenses (Note (b))	6,327	8,841
Total	$ 18,809	$ 32,023